Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interest
	As of December 31,
	2020	2019

GMB (Beijing)	$75,853	$161,923
GMB Culture	146,872	130,346
GMB Linking	2,673	4,644
GMB Consulting	20,677	37,654
GMB Technology	(134,925)	(131,554)
Total	$111,150	$203,013